Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Mar. 05, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Ownership Units outstanding	4,700
Common stock, shares outstanding	15,000,000
Common stock options outstanding	223,404	223,404
Stock options exercise price	$ 1.00	$ 1.00
Options expiration term	5 years
Common stock issued for cash, shares		5,054,000	638,298
Proceeds from issuance of common stock		$ 5,054,000	$ 200,000
Common stock price per share		$ 1	$ 3.19
Total intrinsic value of options outstanding and exercisable		0	0
Total intrinsic value of warrants outstanding and exercisable		$ 0	$ 0